Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Mar. 31, 2024	Mar. 31, 2023
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Passthrough differences - temporary	$ 28,130	$ 17,142
Loss on arbitration	11,544
Share-based compensation	4,567
Net operating loss	17,658	991
Non-current deferred income tax assets	61,899	18,133
Other
Non-current deferred income tax liabilities
Less: valuation allowance	61,899	18,133
Total deferred income tax liability